STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 12 – STOCKHOLDERS' EQUITY

Preferred Stock

In connection with the Credit Facility Agreement, the Company agreed to issue to the lenders and Sheldon Finkel an aggregate of 2,250,000 shares of the Company's newly designated Series A Preferred Stock, convertible into one share each of the Company's common stock (see Note 8). The holders of the Company's Series A Preferred Stock are entitled to the same number of votes per share of common stock that the holder of these Series A Preferred Stock may convert into at the time of the vote. In the event of a liquidation, dissolution or winding up of the business of the Company, the holder of the Series A Preferred Stock would have preferential payment and distribution rights over any other class or series of capital stock that provide for Series A Preferred Stock's preferential payment and over the Company's Common Stock. The Company valued the 2,250,000 Series A Preferred Stock at the fair market value of the underlying common stock on the date of grant at $1.20 per share or $2,700,000 and recorded a debt discount of $1,800,000 and deferred financing cost of $900,000 which are being amortized over the term of these notes. On May 4, 2011, 1,500,000 of these preferred shares were converted into common stock.

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the former owners of Arttor Gold. Each of the owners of Arttor Gold, sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold. Pursuant to the Agreements, the Company issued 8,000,000 shares of preferred stock, designated Series B Convertible Preferred Stock, and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold. Each share of Series B Convertible Preferred Stock is convertible into one share each of the Company's common stock. The holders of the Company's Series B Preferred Stock are entitled to the same number of votes per share of common stock that the holder of the Series B Preferred Stock may convert into at the time of the vote. In the event of a liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company, the holder of the Series B Preferred Stock would have preferential payment and distribution rights over any other class or series of capital stock that provide for Series B Preferred Stock's preferential payment and over the Company's Common Stock.

On September 29, 2011, the Company sold 3,284,396 shares of newly designated Series C Convertible Preferred Stock and two-year warrants (the “Preferred Warrants”) to purchase 9,853,188 shares of Common Stock at an exercise price of $0.60 per share for an aggregate purchase price of $3,284,396. Each share of Preferred Stock is convertible into shares of common stock at a conversion price of $0.50 per share, subject to adjustment in the event the Company issues common stock or securities convertible into or exercisable for shares of common stock at a price lower than the conversion price then in effect, but not less than $0.30 per share. The Preferred Stock has a stated value of $1.50 per share (the “Stated Value”). In the event of the liquidation, dissolution or winding up of the business of the Company, each share of Preferred Stock shall be entitled to receive, a preferential amount in cash equal to the Stated Value. The Preferred Warrants may be exercised until the second anniversary of issuance at a cash exercise price of $0.60 per share, subject to adjustment. The Preferred Warrants may be exercised on a cashless basis at any time after the original date of issuance. On September 29, 2011, the Company issued 4,429,415 shares of common stock in connection with the exercise of the 9,853,188 Preferred Warrants on a cashless basis.

In accordance with ASC 505 (“Equity - Dividends and Stock Splits”), the Series C Convertible Preferred Stock was considered to have an embedded beneficial conversion feature (ECF) because the conversion price was less than the fair value of the Company's common stock. This Series C Convertible Preferred Stock was fully convertible at the issuance date, therefore a portion of proceeds allocated to the Series C Convertible Preferred Stock was determined to be the value of the beneficial conversion feature and was recorded as a deemed dividend. In connection with the initial sales of the Series C Preferred Stock, the initial estimated fair values allocated to the ECF were $1,172,999 and the fair value allocated to the warrants of $ 2,111,397 was recorded as a deemed dividend on September 29, 2011.

The assumptions used valuing the warrants include:

Risk free interest rate (annual)	0.27%
Expected volatility	112%
Expected life	2 Years
Assumed dividends	none

Common Stock

In February 2011, the Company issued 200,000 shares of the Company's common stock in connection with a one year public relations and consulting agreement. The Company valued these common shares at the fair market value on the date of grant at $1.40 per share or $280,000. Accordingly, the Company recognized stock based consulting expense of $116,665 and prepaid expense of $163,335 during the nine months ended September 30, 2011.

In March 2011, the Company entered into a Separation Agreement and General Release (the “Settlement Agreement”) with the former president of the Company. Pursuant to the Settlement Agreement, the former President, Mr. Cohen returned 900,000 shares of the Company's common stock for cancellation and sold 1,200,000 shares of the Company's common stock he owned to one or more purchasers who are accredited investors on the closing date (the “Closing”). At the Closing, the proceeds from the private sale of the 1,200,000 shares were distributed for payment and reimbursement of various fees and obligations outstanding to the Company, a certain vendor, the Company's Co-Chairman of the Board of Directors and $115,000 to Mr. Cohen. The Closing occurred in April 2011 (see Note 13). In addition, Mr. Cohen's employment agreement was terminated and the parties exchanged releases. In addition, at the Closing, the Company and Mr. Cohen agreed to: (i) assignments of certain boxing promotional rights agreements (subject to any required consents or approvals), and (ii) various profit sharing agreements with respect to certain of the boxing promotional rights agreements under which Mr. Cohen may elect to continue as the promoter of the boxers named therein. In connection with the return of the 900,000 shares of common stock, the Company valued the cancelled shares at $59,612 which represents the carrying amount of the assigned promotional advances and was allocated to retained earnings as a result of the Separation agreement entered into between the Company and the former president of the Company on March 28, 2011 in accordance with ASC 505-30 “Treasury Stock”.

In April 2011, the Company sold an aggregate of 410,000 shares of common stock at a purchase price of $0.60 per share which generated gross proceeds of $246,000.

On May 4, 2011, the holders of 1,500,000 shares of Series A Preferred Stock converted their shares into 1,500,000 shares of Common Stock. One of the holders is the Company's Chairman of the Board of Directors. The Company valued these common shares at par value.

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the owners of Arttor Gold. Each of the owners of Arttor Gold, (the “Members”) sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold.  Pursuant to the Agreements, the Company issued 8,000,000 shares of preferred stock, designated Series B Convertible Preferred Stock, and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold. The issuance of 13,000,000 shares of common stock and issuance of 8,000,000 shares of Series B convertible preferred stock were valued at $2,000,130 which primarily represents the cash acquired and assumed liabilities of $21,750 from Arttor Gold. Each share of Series B Convertible Preferred Stock is convertible into one share each of the Company's common stock.

On July 22, 2011, the Company issued 76,095,214 shares of its Common Stock pursuant to an asset purchase agreement entered into between the Company, Continental Resources Acquisition Sub, Inc., the Company's wholly-owned subsidiary (“Acquisition Sub”), and Continental. Under the terms of the Agreement, the Company purchased from Continental substantially all of its assets, including, but not limited to, 100% of the outstanding shares of common stock of the Continental's wholly-owned subsidiaries (CPX Uranium, Inc., Green Energy Fields, Inc., and ND Energy, Inc.) and a majority voting interest in Secure Energy LLC. The 76,095,214 shares of the Company's common stock were valued at the fair market value on the date of grant at $1.11 per share or $84,465,688 (see Note 3). Consequently, the issuance of 76,095,214 shares of the Company's common stock to Continental accounted for approximately 67% of the total issued and outstanding stocks of the Company as of July 22, 2011 and the Company became a majority owned subsidiary of Continental, the Parent Company. As of September 30, 2011, Continental holds 62.84% of interest in the Company.

On September 2, 2011, the Company, the Empire Sports and Entertainment Co., EXCX Funding, Corp. (“EXCX”), Capital Hoedown, Inc. (collectively, the “Companies”), and Sheldon Finkel, our former Chief Executive Officer and Co-Chairman of our Board of Directors (“Executive”), entered into a Separation Agreement (the “Agreement”) under which Executive resigned from all positions with the Company and each of its subsidiaries and affiliates. Pursuant to the Agreement, Sheldon Finkel agreed to return 750,000 shares of common stock (see Note 13). The Company valued and recorded the cancelled shares at par value or $75 against additional paid in capital.
In September 2011, the Company sold $1,678,000 of Units pursuant to subscription agreements (the “Subscription Agreements”) for an aggregate sale of 3,356,000 Units (the “Units”), at a purchase price of $0.50 per Unit. Each Unit consists of: (i) one share of Common Stock and (ii) a two year warrant to purchase 50% percent of the number of shares of Common Stock at an exercise price of $0.60 per share. The warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $0.60 per share, subject to adjustment. The warrants may be exercised on a cashless basis if at any time at 100% of the closing price for the common stock on the business day immediately prior to the exercise. In September 2011, the Company issued 866,065 shares of common stock in connection with the exercise of these 1,678,000 warrants on a cashless basis. The Company has agreed to file a “resale” registration statement with the SEC covering all shares of these common stock and shares underlying the warrants within 60 days of the final closing date of the sale of any Units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of Units (the “Effectiveness Date”). The Company is obligated to pay to Investors a fee of 1% per month in cash for every thirty day period up to a maximum of 6%, (i) that the registration statement has not been filed and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

Common Stock Options

On September 29, 2010, the Company's Board of Directors and stockholders adopted the 2010 Stock Incentive Plan (the “2010 Plan”). Under the 2010 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded.  The 2010 Plan has reserved 2,800,000 shares of common stock for issuance. Upon the closing of the Exchange, the Company has outstanding options to purchase 2,800,000 shares of the Company's common stock under the 2010 Plan which represents an exchange of 2,800,000 options previously granted prior to the reverse merger and recapitalization with similar terms as discussed below.

On June 1, 2010, the Company granted an aggregate of 1,850,000 10-year options to purchase shares of common stock at $0.60 per share which vests one-third at the end of each three years to three officers of the Company. The 1,850,000 options were valued on the grant date at $0.60 per option or a total of $1,110,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.60 per share (based on recent sales of the Company's common stock in a private placement), volatility of 209% (estimated using volatilities of similar companies), expected term of 6.5 years, and a risk free interest rate of 3.29%. For the nine months ended September 30, 2011, the Company recorded stock-based compensation expense of $203,333.

The Company granted 250,000 10-year options to purchase shares of common stock entered at $0.60 per share to the Company's Executive Vice President in connection with his one year employment agreement commencing on October 1, 2010. The options vest and become exercisable in equal installments of the first three anniversaries of the effective date. The 250,000 options were valued on the grant date at $0.60 per option or a total of $150,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.60 per share (based on recent sales of the Company's common stock in a private placement), volatility of 209% (estimated using volatilities of similar companies), expected term of 6.5 years, and a risk free interest rate of 2.75%. For the nine months ended September 30, 2011, the Company recorded stock-based compensation expense of $37,500.

On March 29, 2011, the Company granted an aggregate of 350,000 10-year options to purchase shares of common stock at $1.01 per share which vests one-third at the end of each three years to an officer and two employees of the Company. The 350,000 options were valued on the grant date at $1.01 per option or a total of $353,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $1.01 per share, volatility of 202%, expected term of 6.5 years, and a risk free interest rate of 3.47%. For the nine months ended September 30, 2011, the Company recorded stock-based compensation expense of $50,500.

At September 30, 2011, there was a total of $485,833 of unrecognized compensation expense related to these non-vested option-based compensation arrangements.

On June 1, 2010, the Company granted an aggregate of 950,000 10-year options to purchase shares of common stock at $0.60 per share which vests one third at the end of each three years to four consultants of the Company. The Company marked to market these options at September 30, 2011 using the fair market value of the stock on that date at $1.03 per share. The Black-Scholes option pricing model used for this valuation had the following assumptions: stock price of $1.03 per share, volatility of 200%, expected term of approximately nine years, and a risk free interest rate of 3.47%. For the nine months ended September 30, 2011, the Company recorded stock-based consulting expense of $200,000.

On May 31, 2011, pursuant to a termination acknowledgement letter, the Company agreed to grant a former employee 50,000 10-year options to purchase shares of common stock at $1.01 per share. The 50,000 options were valued on the grant date at $1.19 per option or a total of $59,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $1.19 per share, volatility of 205%, expected term of 6.5 years, and a risk free interest rate of 3.05%. For the nine months ended September 30, 2011, the Company recorded stock-based compensation expense of $59,500.

On July 22, 2011, the Company granted 2,248,000 stock options and warrants to purchase 41,566,999 shares of common stock pursuant to an asset purchase agreement entered into between the Company, Acquisition Sub and Continental (see Note 3). Under the terms of the Agreement, the Company purchased from Continental substantially all of its assets, including, but not limited to, 100% of the outstanding shares of common stock of the Continental's wholly-owned subsidiaries (CPX Uranium, Inc., Green Energy Fields, Inc., and ND Energy, Inc.) and a majority voting interest in Secure Energy LLC. As part of the purchase consideration, the Company assumed Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder such that the Company shall deliver to Continental's option holders, options to purchase an aggregate of such number of shares of the Company's common stock issuable under the Company's equity incentive plan which shall be equal to one option to purchase eight shares of the Company's common stock for every option to purchase 10 shares of Continental's common stock outstanding with a strike price equal to such amount as is required pursuant to the terms of the outstanding option. The 2,248,000 9-year options to purchase shares of common stock at $1.423 per share are subject to a vesting schedule based on the stock option holder's continued employment and services. The assumption of the outstanding stock warrants and stock options of Continental was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree's Employees) to determine the portion of replacement awards granted by the Company as part of consideration transferred to Continental. The portion of replacement option and warrant awards included in the considerations transferred amounted to $789,642 which was included in the purchase price. Additionally, the Company recognized stock based compensation of $298,780 which represents the portion of the vested replacement option awards attributable to post-combination services related to the assumption of the stock options of Continental.

During the nine months ended September 30, 2011, 1,100,000 options were forfeited in accordance with the termination of employee relationships.

A summary of the stock options as of September 30, 2011 and changes during the period are presented below:
	Number of Options and Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at beginning of year	2,850,000	$0.60	9.45
Granted	2,648,000	1.34	8.96
Exercised	-	-	-
Forfeited	(1,100,000)	0.62	8.95
Cancelled	-	-	-
Balance outstanding at the end of period	4,398,000	$1.05	9.37

Options exercisable at end of period	-	$-
Options expected to vest	1,969,067
Weighted average fair value of options granted during the period		$1.09

Stock options outstanding at September 30, 2011 as disclosed in the above table have approximately $668,000 intrinsic value at the end of the period.

Common Stock Warrants

On July 22, 2011, the Company granted 2,248,000 stock options and warrants to purchase 41,566,999 shares of common stock pursuant to an asset purchase agreement entered into between the Company, Acquisition Sub, Inc., and Continental (see Note 3). Under the terms of the Agreement, the Company purchased from Continental substantially all of its assets, including, but not limited to, 100% of the outstanding shares of common stock of the Continental's wholly-owned subsidiaries (CPX Uranium, Inc., Green Energy Fields, Inc., and ND Energy, Inc.) and a majority voting interest in Secure Energy LLC. As part of the purchase consideration, the Company assumed the outstanding warrants to purchase shares of Continental's common stock such that the Company shall deliver to the holders of Continental's warrants, warrants to purchase shares of the Company's common stock which shall be equal to one warrant to purchase eight shares of the Company's common stock for every warrant to purchase ten shares Continental's common stock outstanding at an exercise price equal to such amount as is required pursuant to the terms of the outstanding warrants. The assumption of stock warrants consist of 3,200,000 4.5-year warrants to purchase shares of common stock at $2.835 per share to an affiliated consulting company which are subject to a vesting schedule based on the warrant holder's continued services and 38,366,999 (ranging from 5 months to 4.6-year) warrants to purchase shares of common stock at an exercise price of $2.835 related to private placement sale of Continental's common stock.  The assumption of the outstanding stock warrants and stock options of Continental was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree's Employees) to determine the portion of replacement awards granted by the Company as part of consideration transferred to Continental. The portion of replacement stock options and stock warrant awards included in the considerations transferred amounted to $789,642 which was included in the purchase price. Additionally, the Company recognized stock based compensation of $1,104,869 which represents the portion of the vested replacement warrants awards attributable to post-combination services related to the assumption of the stock warrants of Continental.

Out of the warrants to purchase 41,566,999 shares of common stock discussed above, a total of 3,280,666 4.5-year warrants were granted to an affiliated company, whereby the Company's Chairman of the Board of directors is the President of the affiliated company.

On September 29, 2011, the Company sold 3,284,396 shares of newly designated Series C Convertible Preferred Stock and two-year warrants to purchase 9,853,188 shares of Common Stock at an exercise price of $0.60 per share for an aggregate purchase price of $3,284,396. The stock warrants may be exercised until the second anniversary of issuance at a cash exercise price of $0.60 per share, subject to adjustment. These stock warrants may be exercised on a cashless basis at any time after the original date of issuance. On September 29, 2011, the Company issued 4,429,415 shares of common stock in connection with the exercise of the 9,853,188 stock warrants on a cashless basis.

In September 2011, the Company sold $1,678,000 of Units pursuant to subscription agreements (the “Subscription Agreements”) for an aggregate sale of 3,356,000 Units (the “Units”), at a purchase price of $0.50 per Unit. Each Unit consists of: (i) one share of Common Stock and (ii) a two year warrant to purchase 50% percent of the number of shares of Common Stock at an exercise price of $0.60 per share. The Warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $0.60 per share, subject to adjustment. The Warrants may be exercised on a cashless basis if at any time at 100% of the closing price for the Common Stock on the business day immediately prior to the exercise. In September 2011, the Company issued 866,065 shares of common stock in connection with the exercise of these 1,678,000 stock warrants on a cashless basis.

A summary of the status of the Company's outstanding stock warrants as of September 30, 2011 and changes during the period then ended is as follows:
	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of year	-	$-
Granted	53,098,187	2.35
Exercised	(11,531,188)	0.60
Balance at September 30, 2011	41,566,999	$2.84

Warrants exercisable at September 30, 2011	41,566,999	$2.84
Weighted average fair value of options granted during the six months ended September 30, 2011		$1.06